DISCONTINUED OPERATION:	9 Months Ended
Sep. 30, 2015
DISCONTINUED OPERATION: [Abstract]
DISCONTINUED OPERATION:
NOTE 8:	DISCONTINUED OPERATION:

In December 2, 2013, the Company sold its subsidiary, Spacenet Inc. (“ Spacenet”) subsidiary to SageNet of Tulsa, LLC for approximately $16,000, subject to certain post-closing adjustments and expenses. The Company recorded a loss of $1,385 as a result of this sale. The Company previously provided managed network communications services through Spacenet utilizing satellite wireline and wireless networks and associated technology mainly in the United States. Spacenet was sold in order to allow the Company to better focus its assets and management attention on its core business strategy and strategic target markets.

During 2015 and 2014, the post-closing adjustments were resolved and consequently the Company incurred additional expenses of $200 and $795, respectively, related to those adjustments.

Spacenet was previously part of the Service Division. Following its sale, Spacenet's results, as well as income and costs related to the sale were accounted as discontinued operation.